RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

For the years ended December 31, 2023 and 2022, options for the purchase of 16,000 and 79,000, respectively, of common stock were granted to the Company’s directors, officers, employees and consultants.